IFRS 9 Impairment	6 Months Ended
Jun. 30, 2026
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment	IFRS 9 Impairment
Model overview
During the first half of 2026, Deutsche Bank continued to apply the same IFRS 9 impairment models and methodologies, key assumptions and risk management activities as disclosed in the Annual Report 2025, except a change to the methodology on how the refinancing risk overlay has been quantified. This change represents a change in estimate and contributed to the overlay releases described in the IFRS 9 Expected Credit Losses section below. As outlined in the
Annual Report 2025, the Group leverages existing models used for the determination of capital demand under the Basel
Internal Ratings Based Approach and internal risk management practices to calculate the bank’s ECL.
The latest developments and key uncertainties in the first half of 2026 and their consideration in the ECL calculation, based on the bank’s ongoing credit risk management activities and governance framework, are described in the section
‘Key risk themes’ in this report. Activities targeted at assessing the appropriateness of the ECL calculation include regular emerging risk reviews as well as portfolio deep dives, day-to-day risk management on the level of individual borrowers, and regular model validations. The Group also considers each reporting period if there are any potential model imprecisions or uncertainties included in the model that require an overlay. Lastly, the Group presents its sensitivity analysis regarding forward-looking information as a key assumption.
Forward-looking information
The tables below contain the macroeconomic variables (MEVs) included in the application of forward-looking information feeding the IFRS 9 model as of June 30, 2026, and as of December 31, 2025. At each reporting date, the consensus data include the latest macroeconomic developments.
Macroeconomic variables applied

	as of June 2026[1,2]
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.95%	2.11%
GDP - Eurozone	0.44%	1.23%
GDP - Germany	0.73%	1.38%
GDP - Italy	0.54%	0.86%
GDP - Developing Asia	4.96%	4.54%
GDP - Emerging Markets	4.02%	4.10%
Unemployment - USA	4.36%	4.27%
Unemployment - Eurozone	6.30%	6.11%
Unemployment - Germany	3.84%	3.72%
Unemployment - Italy	5.38%	5.54%
Unemployment - Spain	9.96%	9.62%
Unemployment - Japan	2.61%	2.51%
Real Estate Prices - CRE Index USA	314.50	317.33
Real Estate Prices - CRE Index Eurozone	111.91	112.86
Real Estate Prices - House Price Index USA	327.76	336.43
Real Estate Prices - House Price Index Germany	155.11	156.01
Real Estate Prices - House Price Index Spain	2,405.97	2,491.88
Equity - S&P500	7,556	8,004
Equity - Eurostoxx50	6,178	6,408
Equity - DAX40	25,271	26,835
Equity - MSCI EAFE	1,481	1,551
Equity - MSCI Asia	2,526	2,641
Equity - Nikkei	63,543	65,949
Credit - High Yield Index	307.55	366.97
Credit - CDX High Yield	339.97	394.10
Credit - CDX IG	57.98	67.02
Credit - CDX Emerging Markets	171.13	204.21
Credit - ITX Europe 125	60.13	67.26
Commodity - WTI	78.11	69.67
Commodity - Gold	4,692.37	4,677.44
1MEVs as of June 18, 2026, which remained consistent as of June 30, 2026
[2]Year 1 equals second quarter of 2026 to first quarter of 2027, Year 2 equals second quarter of 2027 to first quarter of 2028

	as of December 2025[1,2]
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.87%	1.97%
GDP - Eurozone	1.16%	1.44%
GDP - Germany	0.65%	1.54%
GDP - Italy	0.60%	0.91%
GDP - Developing Asia	4.45%	4.78%
GDP - Emerging Markets	3.85%	4.19%
Unemployment - USA	4.42%	4.29%
Unemployment - Eurozone	6.30%	6.18%
Unemployment - Germany	3.75%	3.66%
Unemployment - Italy	6.14%	6.22%
Unemployment - Spain	10.37%	10.05%
Unemployment - Japan	2.49%	2.45%
Real Estate Prices - CRE Index USA	300.74	301.87
Real Estate Prices - CRE Index Eurozone	110.44	111.75
Real Estate Prices - House Price Index USA	331.21	340.69
Real Estate Prices - House Price Index Germany	157.28	158.82
Real Estate Prices - House Price Index Spain	2,213.53	2,264.16
Equity - S&P500	6,942	7,366
Equity - Eurostoxx50	5,793	6,086
Equity - DAX40	24,453	25,886
Equity - MSCI EAFE	1,288	1,351
Equity - MSCI Asia	2,068	2,160
Equity - Nikkei	50,891	53,099
Credit - High Yield Index	308.27	348.99
Credit - CDX High Yield	333.97	370.05
Credit - CDX IG	54.64	62.78
Credit - CDX Emerging Markets	149.82	179.86
Credit - ITX Europe 125	56.42	62.27
Commodity - WTI	61.07	59.01
Commodity - Gold	3,976.94	4,189.01
1MEVs as of December 8, 2025, which remained consistent as of December 31, 2025
[2]Year 1 equals fourth quarter of 2025 to third quarter of 2026, Year 2 equals fourth quarter of 2026 to third quarter of 2027
Overlays applied to the IFRS 9 model output
The Group regularly reviews the IFRS 9 methodology and processes, key inputs into the ECL calculation and discusses upcoming model changes, potential model imprecisions or other estimation uncertainties, for example in the macroeconomic environment to determine if any overlays are required. Moreover, regular reviews for evolving or emerging risks are performed, especially in the current macroeconomic and geopolitical environment. Measures applied include client surveys and interviews, along with analysis of portfolios across businesses, regions and sectors. In addition, the Group regularly reviews and validates key model inputs and assumptions (including those in feeder models) and ensures where expert judgments are applied that these are in line with the Group’s risk management framework.
To ensure that Deutsche Bank’s ECL model accounted for the uncertainties in the macroeconomic environment throughout the first half of 2026, the Group continued to review emerging risks, assessed potential baseline and downside impacts and required actions to manage the bank’s credit strategy and risk appetite. As a result of these reviews the broader macroeconomic overlay for the uncertainties and second order impacts related to the Middle East conflict recognized as of March 31, 2026 has been partially retained given the overall development of MEVs.
As of June 30, 2026, management overlays amounted to € 158 million, compared to € 156 million at the end of 2025
(which resulted in an increase of Allowance for credit losses in both periods). Overlays as of June 30, 2026 included the aforementioned overlay for uncertainties and second order impacts related to the Middle East conflict, an overlay for observations from the bank’s portfolio reviews and credit risk assessments as well as expected impacts from model and process refinements.
Overall assessment of ECLs
Results from the above reviews and development of key portfolio indicators are regularly discussed at the Credit Risk
Appetite and Management Forum, the Risk and Finance Credit Loss Provisioning Forum and Group Risk Committee.
Where necessary, actions and measures are taken to mitigate the risks. Client ratings are regularly reviewed to reflect the latest macroeconomic developments and where potentially significant increases in credit risks are identified, clients are moved to the watchlist (Stage 2), forbearance measures may be negotiated, and credit limits and collateralization are reviewed. Overall, the Group believes that based on its day-to-day risk management activities and regular reviews of emerging risks it has adequately provided for its ECL.
Model sensitivity
The Group has identified three key model assumptions included in the IFRS 9 model. These include forward looking macroeconomic variables, the quantitative criteria for determining if a borrower has incurred a significant increase in credit risk and transferred to Stage 2, and the LGD setting on homogenous portfolios in Stage 3. The bank also provides sensitivity analysis on the potential impact if these key assumptions applied in the ECL model were to deviate from the bank’s base case expectations. The sensitivity of the quantitative criteria for determining if a borrower has incurred a significant increase in credit risk and transferred to Stage 2 and the sensitivity of LGD settings on portfolios in Stage 3 have not materially changed versus amounts disclosed in the Annual Report 2025.
Macroeconomic Variables
The sensitivity of the ECL model with respect to potential changes in projections for key MEVs is shown in the tables below, which provides ECL impacts from downward and upward shifts applied separately to each group of MEVs as of
June 30, 2026, and December 31, 2025. The magnitude of the shifts is selected in the range of one standard deviation, which is a statistical measure of the dispersion of the values of a random variable. Each of these groups consists of MEVs from the same category:
–GDP growth rates: includes U.S., Eurozone, Germany, Italy, Developing Asia, Emerging Markets
–Unemployment rates: includes U.S., Eurozone, Germany, Italy, Japan, Spain
–Equities: S&P500, Eurostoxx50, DAX40, Nikkei, MSCI Asia, MSCI EAFE
–Credit spreads: ITX Europe 125, High Yield Index, CDX IG, CDX High Yield, CDX Emerging Markets
–Real Estate: CRE Index USA, CRE Index Eurozone, House Price Index USA, House Price Index Germany, House Price
Index Italy (until 2024 only), House Price Index Spain
–Commodities: WTI oil price, Gold price
Although interest rates and inflation are not included in the above set of MEVs as separate risk drivers, their overall economic impact is reflected by other macroeconomic variables, such as GDP growth rates, unemployment, equities and credit spreads, since higher rates and inflation typically filter through these forecasts and are thus reflected in the ECL model and below sensitivity analysis in an implicit way.
In addition, the sensitivity analysis only includes the impact of the aggregated MEV group (i.e., potential correlations between different MEV groups or the impact of management overlays is not taken into consideration). Interdependencies and timing of MEV changes following the Middle East conflict can have further impacts on ECL. ECL quantification for
Stage 3 is not included where a model-based process is not followed.
As of June 30, 2026, the sensitivity impact, which does not consider overlays, is lower, compared to December 31, 2025, mainly due to portfolio changes, lower ECL as well as improvements of base MEV projections which the analyses were based on.
IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level

	Jun 30, 2026
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(71.9)	(1pp)	82.7
Unemployment rates	(0.5pp)	(48.8)	0.5pp	52.4
Real estate prices¹	5%	(31.6)	(5%)	37.2
Equities	10%	(16.7)	(10%)	23.5
Credit spreads	(40%)	(19.0)	40%	21.0
Commodities²	10%	(8.1)	(10%)	8.9

	Dec 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(76.3)	(1pp)	87.2
Unemployment rates	(0.5pp)	(49.4)	0.5pp	51.6
Real estate prices¹	5%	(35.3)	(5%)	40.1
Equities	10%	(17.1)	(10%)	23.7
Credit spreads	(40%)	(19.5)	40%	21.6
Commodities²	10%	(6.9)	(10%)	7.4
[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3, reference is made to the Key Risk
Theme section on Commercial Real Estate above
[2]Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4%; 1% (percentage change), e.g., Real estate price shifts from 100 to 101
IFRS 9 Expected Credit Losses
Provision for credit losses was € 460 million in the second quarter of 2026, or 38 basis points of average loans, down by
11% from € 519 million in the first quarter of 2026 and up from € 423 million in the prior year quarter. Provision for credit losses included an impact of approximately € 120 million from the planned exit of certain non-performing exposures as part of capital-accretive de-risking actions, partially offset by overlay releases.
Provision for non-performing (Stage 3) loans was € 562 million, up from € 300 million in the prior year quarter, primarily reflecting additional provisions following the aforementioned targeted asset sales in the Investment Bank, the majority of which are related to Commercial Real Estate, as well as Private Bank which benefited from a release on model updates in the prior year period. Provision for performing loans (Stage 1 and 2) was € (102) million compared to € 123 million in the prior year quarter, primarily due to releases of overlays.
Provisions for credit losses for the first six months of 2026 was € 979 million, up from € 894 million reported in the prior year period mainly in the Investment Bank relating to Commercial Real Estate and Private Bank.